FINANCIAL INSTRUMENTS - Fair Value Hierarchy (Details) - USD ($) $ in Thousands	Jun. 30, 2024	Dec. 31, 2023	Jun. 30, 2023
Non-derivatives:
Cash and cash equivalents, carrying value	$ 84,362	$ 133,496	$ 309,419
Trade accounts and other receivable, carrying value	1,933	9,511
Current portion of long-term debt and short-term debt, carrying value	(175,156)	(194,413)
Long-term debt, carrying value	(827,241)	(866,671)
Derivatives:
Debt issuance costs	7,100	5,600
Level 1 | Carrying value
Non-derivatives:
Cash and cash equivalents, carrying value	84,362	133,496
Restricted cash and short-term deposits, carrying value	1,676	3,842
Trade accounts and other receivable, carrying value	1,933	9,511
Trade accounts payable, carrying value	(11,708)	(12,231)
Level 1 | Fair value
Non-derivatives:
Cash and cash equivalents, fair value	84,362	133,496
Restricted cash and short-term deposits, fair value	1,676	3,842
Trade accounts and other receivable, fair value	1,933	9,511
Trade accounts payable, fair value	(11,708)	(12,231)
Level 2 | Carrying value
Non-derivatives:
Current portion of long-term debt and short-term debt, carrying value	(177,570)	(196,305)
Long-term debt, carrying value	(831,917)	(870,342)
Derivatives:
Interest rate swaps asset	14,164	5,978
Interest rate swaps liability	0	(933)
Level 2 | Fair value
Non-derivatives:
Current portion of long-term debt and short-term debt, fair value	(177,570)	(196,305)
Long-term debt, fair value	(831,917)	(870,342)
Derivatives:
Interest rate swaps asset	14,164	5,978
Interest rate swaps liability	$ 0	$ (933)